Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2026	Jun. 30, 2026	May 31, 2026	Apr. 30, 2026	Mar. 31, 2026	Feb. 28, 2026	Jan. 31, 2026	Dec. 31, 2025	Dec. 04, 2025
C000266464 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,864	$ 10,505	$ 10,770	$ 10,595	$ 9,801	$ 10,252	$ 10,171	$ 9,942	$ 10,000
Solactive GBS United States 1000 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 10,963	$ 11,011	$ 11,086	$ 10,537	$ 9,552	$ 10,061	$ 10,122	$ 9,974	$ 10,000